Supplement to First Symetra True Prospectus
Supplement dated September 5, 2013
to Prospectus dated May 1, 2013 as supplemented

Discontinuation of Sales:

Effective September 5, 2013, First Symetra National Life Insurance Company of New York has discontinued sales of the First Symetra True variable annuity, no longer allowing new sales of the contract.